Commitments (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Committed Amounts Payable [Abstract]
Commitments	$ 243,591	$ 346,623
Purchase agreement with Bitmain [Member]
Committed Amounts Payable [Abstract]
Commitments	225,018	$ 316,160
Total purchase price of binding hardware purchase agreement	$ 400,000